Dividend To Shareholders	12 Months Ended
Dec. 31, 2020
Dividends [Abstract]
Dividend to Shareholders
10
. DIVIDEND TO SHAREHOLDERS
On May 18, 2020, the Board of Directors of the Company approved the declaration of cash dividend of US$0.07 per share to the Company’s ordinary shareholders and preferred shareholders in the amount of
US$9,010,045
, which was paid in May 2020
.